Variable Interest Entities - Schedule of Consolidated VIEs (Details) - USD ($) $ in Thousands		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Assets:
Restricted cash and restricted cash equivalents		$ 273,726	[1]	$ 450,846	[1]	$ 190,720
Loans	[1],[2]	6,068,884		4,879,303
Total assets		9,176,326		8,563,499
Liabilities:
Accounts payable, accruals and other liabilities	[1]	298,164		452,909
Debt	[1]	3,947,983		4,798,925
Residual interests classified as debt	[1]	93,682		118,298
Total liabilities		4,478,623		5,509,928
Variable Interest Entity, Primary Beneficiary
Assets:
Restricted cash and restricted cash equivalents		53,161		76,973
Loans		808,904		1,468,170
Total assets		862,065		1,545,143
Liabilities:
Accounts payable, accruals and other liabilities		388		759
Debt		660,419		1,248,822
Residual interests classified as debt		93,682		118,298
Total liabilities		$ 754,489		$ 1,367,879

[1]	Financial statement line items include amounts in consolidated variable interest entities (“VIEs”). See Note 6.
[2]	As of December 31, 2021 and 2020, includes loans measured at fair value of $5,952,972 and $4,859,068, respectively, and loans measured at amortized cost of $115,912 and $20,235, respectively. See Note 1, Note 5, Note 8 and Note 9.